DISCONTINUED OPERATION - Condensed cash flows of professional education business (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
DISCONTINUED OPERATION
Net cash provided by/ (used in) operating activities from discontinued operation	¥ (140,403)	$ (19,775)	¥ (28,574)	¥ 79,173
Net cash provided by investing activities from discontinued operation	106,592	15,013	6,109	79,651
Net cash provided by/ (used in) financing activities from discontinued operation	(2,000)	$ (283)	22,000
IT Professional Education | Divestiture
DISCONTINUED OPERATION
Net cash provided by/ (used in) operating activities from discontinued operation	(140,403)		(28,574)	79,173
Net cash provided by investing activities from discontinued operation	106,592		6,109	¥ 79,651
Net cash provided by/ (used in) financing activities from discontinued operation	¥ (2,000)		¥ 22,000